Income Taxes - Schedule of Net Changes in Valuation Allowance (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Net Changes in Valuation Allowance [Abstract]
Valuation allowance at beginning of year	¥ 10,365	¥ 6,491	¥ 2,364
Additions	15,063	3,874	4,127
Valuation allowance at end of year	¥ 25,428	¥ 10,365	¥ 6,491